Revenues, other income and and entity-wide disclosures - Narrative (Details) SFr in Thousands, $ in Thousands					1 Months Ended			2 Months Ended	12 Months Ended
	Dec. 14, 2021 USD ($)	Oct. 28, 2020 CHF (SFr) indicator milestone	Oct. 28, 2020 USD ($) indicator milestone	Aug. 11, 2020 dose reservation_right	Jan. 31, 2022 CHF (SFr)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr) dose	Mar. 15, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liability							SFr 35,237		SFr 35,237	SFr 45,887	SFr 28,327
Offset of costs									19,904	96
Other income									424	0	0
Trade receivables							23,710		23,710	159
Contract liability							28,312		28,312	42,948
Revenues from research and development collaborations									9,330	9,344	20,383
Option and Equity Rights Agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment		SFr 20,000
Amount utilized during period		SFr 20,000
Potential future milestone payments, initiation and completion of clinical trials, number of milestone payments | milestone		2	2
Potential future milestone payments, initiation and completion of clinical trials		SFr 2,500
Potential future milestone payments, exercice of option for exclusive licence		SFr 150,000
Royalty income, percentage		22.00%	22.00%
Licence and Collaboration Agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables							SFr 18,584		18,584			$ 20,000
Licence and Collaboration Agreement with Novartis | Significant transactions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment					SFr 18,600	$ 20,000
Reservation Agreement with Swiss Federal Office of Public Health
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of reservation rights | reservation_right				2
First reservation right, number of initial doses reserved | dose				200,000
Second reservation right, percentage of additional planned total production				5.00%
Second reservation right, maximum amount of additional doses reserved | dose				3,000,000			1,300,000
Extended period of reservation agreement							6 months
Reservation Agreement with Swiss Federal Office of Public Health | Significant transactions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations								SFr 7,000
Licence and Collaboration Agreement with Amgen, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment | $			$ 50,000
Revenues from research and development collaborations									9,330	9,344	20,383
Number of indicators, clinical development costs | indicator		3	3
Maximum | Licence and Collaboration Agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential future milestone payments | $	$ 560,000
Maximum | Licence and Collaboration Agreement with Amgen, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential future milestone payments | $	$ 497,000
Amgen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liability							SFr 9,653		9,653	18,983	28,327
Offset of costs									0	0
Contract liability							9,653		9,653	16,044
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liability							18,584		18,584	19,904	0	$ 20,000
Offset of costs									19,904	96
Other income									424
Contract liability							11,659		11,659	19,904
FOPH
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liability							7,000		7,000	7,000	SFr 0
Offset of costs									0	0
Contract liability							SFr 7,000		SFr 7,000	SFr 7,000